Condensed Consolidating Financial Information (Details) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
Condensed Consolidating Balance Sheet
Cash and cash equivalents	$ 523.7	$ 1,070.4	$ 530.7	$ 434.7
Restricted cash and investments	16.3	9.1
Receivables, net	1,720.9	2,516.4
Other current assets	680.4	542.2
Current assets of discontinued operations	0	5.4
Total current assets	2,941.3	4,143.5
Property and equipment, net	372.7	347.1
Investments in subsidiaries	0	0
Intercompany	0	0
Goodwill	5,486.2	5,497.1	2,859.0
Other intangible assets, net	1,725.0	1,880.8
Other assets	32.6	31.7
Noncurrent assets of discontinued operations	0	31.0
Total assets	10,557.8	11,931.2
Claims and rebates payable	2,666.5	2,850.7
Accounts payable	656.7	706.4
Accrued expenses	593.9	549.2
Current maturities of long-term debt	0.1	1,340.1
Current liabilities of discontinued operations	0	10.4
Total current liabilities	3,917.2	5,456.8
Long-term debt	2,493.7	2,492.5
Intercompany	0	0
Other liabilities	540.3	430.1
Total stockholders' equity	3,606.6	3,551.8	1,078.2	696.4
Total liabilities and stockholders' equity	10,557.8	11,931.2
Express Scripts, Inc. [Member]
Condensed Consolidating Balance Sheet
Cash and cash equivalents	456.7	1,005.0	488.1	386.3
Restricted cash and investments	0	0
Receivables, net	1,175.6	1,179.8
Other current assets	249.0	196.0
Current assets of discontinued operations		0
Total current assets	1,881.3	2,380.8
Property and equipment, net	231.5	239.6
Investments in subsidiaries	6,382.2	5,970.2
Intercompany	0	0
Goodwill	2,921.4	2,939.2
Other intangible assets, net	1,426.2	1,543.9
Other assets	20.6	21.3
Noncurrent assets of discontinued operations		0
Total assets	12,863.2	13,095.0
Claims and rebates payable	2,664.9	2,264.3
Accounts payable	634.4	674.4
Accrued expenses	288.7	312.7
Current maturities of long-term debt	0	1,340.0
Current liabilities of discontinued operations		0
Total current liabilities	3,588.0	4,591.4
Long-term debt	2,493.7	2,492.5
Intercompany	3,094.8	2,387.2
Other liabilities	80.1	72.1
Total stockholders' equity	3,606.6	3,551.8
Total liabilities and stockholders' equity	12,863.2	13,095.0
Guarantors [Member]
Condensed Consolidating Balance Sheet
Cash and cash equivalents	9.0	10.0	8.9	16.4
Restricted cash and investments	11.7	7.5
Receivables, net	536.2	1,326.7
Other current assets	396.0	340.6
Current assets of discontinued operations		0
Total current assets	952.9	1,684.8
Property and equipment, net	127.2	96.5
Investments in subsidiaries	0	0
Intercompany	3,214.0	2,500.2
Goodwill	2,538.8	2,533.1
Other intangible assets, net	294.8	332.6
Other assets	10.1	8.5
Noncurrent assets of discontinued operations		0
Total assets	7,137.8	7,155.7
Claims and rebates payable	1.6	586.4
Accounts payable	17.7	29.0
Accrued expenses	294.5	225.2
Current maturities of long-term debt	0.1	0.1
Current liabilities of discontinued operations		0
Total current liabilities	313.9	840.7
Long-term debt	0	0
Intercompany	0	0
Other liabilities	455.5	356.3
Total stockholders' equity	6,368.4	5,958.7
Total liabilities and stockholders' equity	7,137.8	7,155.7
Non-Guarantors [Member]
Condensed Consolidating Balance Sheet
Cash and cash equivalents	58.0	55.4	33.7	32.0
Restricted cash and investments	4.6	1.6
Receivables, net	9.1	9.9
Other current assets	35.4	5.6
Current assets of discontinued operations		5.4
Total current assets	107.1	77.9
Property and equipment, net	14.0	11.0
Investments in subsidiaries	0	0
Intercompany	0	0
Goodwill	26.0	24.8
Other intangible assets, net	4.0	4.3
Other assets	1.9	1.9
Noncurrent assets of discontinued operations		31.0
Total assets	153.0	150.9
Claims and rebates payable	0	0
Accounts payable	4.6	3.0
Accrued expenses	10.7	11.3
Current maturities of long-term debt	0	0
Current liabilities of discontinued operations		10.4
Total current liabilities	15.3	24.7
Long-term debt	0	0
Intercompany	119.2	113.0
Other liabilities	4.7	1.7
Total stockholders' equity	13.8	11.5
Total liabilities and stockholders' equity	153.0	150.9
Eliminations [Member]
Condensed Consolidating Balance Sheet
Cash and cash equivalents	0	0
Restricted cash and investments	0	0
Receivables, net	0	0
Other current assets	0	0
Current assets of discontinued operations		0
Total current assets	0	0
Property and equipment, net	0	0
Investments in subsidiaries	(6,382.2)	(5,970.2)
Intercompany	(3,214.0)	(2,500.2)
Goodwill	0	0
Other intangible assets, net	0	0
Other assets	0	0
Noncurrent assets of discontinued operations		0
Total assets	(9,596.2)	(8,470.4)
Claims and rebates payable	0	0
Accounts payable	0	0
Accrued expenses	0	0
Current maturities of long-term debt	0	0
Current liabilities of discontinued operations		0
Total current liabilities	0	0
Long-term debt	0	0
Intercompany	(3,214.0)	(2,500.2)
Other liabilities	0	0
Total stockholders' equity	(6,382.2)	(5,970.2)
Total liabilities and stockholders' equity	$ (9,596.2)	$ (8,470.4)